Share capital	12 Months Ended
May 31, 2019
Share capital
Share capital

21.    Share capital

The Company is authorized to issue an unlimited number of common shares. As at May 31, 2019, the Company has issued 250,989,120 shares, of which 600,000 shares were held and subject to various escrow agreements.

	Number of
Common Shares	shares	Amount
Balance at May 31, 2018	210,169,924	$1,113,981
June 2018 bought deal, net of cash issuance costs	21,835,510	245,925
Broken Coast acquisition	19,963	297
LATAM acquisition	15,678,310	273,900
Warrants exercised	550,335	1,762
Options exercised	2,632,078	15,029
DSUs exercised	103,000	953
Income tax recovery on share issuance costs	—	3,426
	250,989,120	$1,655,273

a)	Throughout the year, 550,335 warrants with exercise prices ranging from $1.50 to $20.30 were exercised for a value of $1,762 including any cash consideration.
b)	Throughout the year, 2,632,078 shares were issued from the exercise of stock options with exercise prices ranging from $0.60 to $20.19 for a value of $15,029, including any cash consideration.
c)	Throughout the year, 103,000 shares were issued in accordance with the deferred share unit plan to former directors of the Company.
d)	In June 2018, the Company closed a bought deal financing in which it issued 21,835,510 common shares at a purchase price of $11.85 per share for $245,925 net of cash issuance costs.
e)	During the year, the Company agreed to terms to acquire the remaining 0.14% of Broken Coast (Note 11) and accordingly, the Company agreed to issue 19,963 shares.
f)	In September 2018, the Company completed the acquisition of LATAM (Note 11) in which it issued 15,678,310 common shares at a purchase price of $17.47 per share for $273,900.
g)	During the year, the Company recognized a $3,426 income tax recovery on share issuance costs.